Consolidated Statement Of Changes In Stockholders' Deficit (USD $)	Preferred Class A [Member]	Series C Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Subscription Receivable [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
BALANCE at Sep. 30, 2010				$ 346,000	$ 43,132,000	$ (1,334,000)	$ (48,415,000)	$ (6,271,000)
BALANCE (in Shares) at Sep. 30, 2010	46,050			17,276,704
Proceeds from subscription receivable						1,334,000		1,334,000
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock		2,551,000	3,605,000		846,000			7,002,000
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock (in Shares)		34,169	60,000
Fair value of stock options					265,000			265,000
Issuance of shares of common stock pursuant to satisfy certain liabilities						1,334,000		1,334,000
Issuance of shares of common stock pursuant to private placement, net of financing costs				63,000	823,000			886,000
Issuance of shares of common stock pursuant to private placement, net of financing costs (in Shares)				3,170,000				3,170,000
Reclassification of liability contracts to equity		2,551,000	3,605,000		846,000			7,002,000
Reclassification of liability contracts to equity (in Shares)		34,169	60,000
Net loss							(4,713,000)	(4,713,000)
BALANCE at Sep. 30, 2011		2,551,000	3,605,000	409,000	45,066,000		(53,128,000)	(1,497,000)
BALANCE (in Shares) at Sep. 30, 2011	46,050	34,169	60,000	20,446,704
Proceeds from subscription receivable				39,000	476,000			515,000
Issuance of Series A Preferred Dividends					715,000		(715,000)
Issuance of Series A Preferred Dividends (in Shares)	5,723
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock				83,000	(83,000)
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock (in Shares)	(51,773)			4,141,826
Fair value of stock options					10,000			10,000
Issuance of shares of common stock pursuant to satisfy certain liabilities				39,000	476,000			515,000
Issuance of shares of common stock pursuant to satisfy certain liabilities (in Shares)				1,967,042
Issuance of shares of common stock pursuant to private placement, net of financing costs (in Shares)								1,967,042
Reclassification of liability contracts to equity				83,000	(83,000)
Reclassification of liability contracts to equity (in Shares)	(51,773)			4,141,826
Net loss							(1,937,000)	(1,937,000)
BALANCE at Sep. 30, 2012		$ 2,551,000	$ 3,605,000	$ 531,000	$ 46,184,000		$ (55,780,000)	$ (2,909,000)
BALANCE (in Shares) at Sep. 30, 2012		34,169	60,000	26,555,572